Related party transactions (Tables)	12 Months Ended
Aug. 31, 2025
Related Party Transactions
Schedule of Related Parties Compensation

	For the year ended August 31,
Key management personnel	2025	2024
Remuneration	$2,228	$1,766
Share-based compensation expense	1,815	1,332
Total key management personnel	$4,043	$3,098